Interests in Unconsolidated Structured Entities - Summary of Unconsolidated Structured Entities and Nature of Risks (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of unconsolidated structured entities [line items]
Other financial assets	₩ 4,164,961	₩ 3,823,936
Joint ventures and associates	1,556,889	1,480,722
Real Estate Finance [member]
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated structured entities	7,890,823	3,539,827
Other financial assets	216,040	77,819
Joint ventures and associates	144,517	123,138
Total	360,557	200,957
Maximum loss exposure Investment assets	360,557	200,957
Investment agreement and others	44,975	40,914
Total	405,532	241,871
PEF and Investment Funds [member]
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated structured entities	4,833,966	5,580,445
Other financial assets	227,266	237,907
Joint ventures and associates	282,550	268,275
Total	509,816	506,182
Maximum loss exposure Investment assets	509,816	506,182
Investment agreement and others	106,064	91,224
Total	615,880	597,406
Asset Securitization [member]
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated structured entities	1,846,270	2,044,989
Unconsolidated structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated structured entities	14,571,059	11,165,261
Other financial assets	443,306	315,726
Joint ventures and associates	427,067	391,413
Total	870,373	707,139
Maximum loss exposure Investment assets	870,373	707,139
Investment agreement and others	151,039	132,138
Total	₩ 1,021,412	₩ 839,277